Vessels, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired		$ 60,300
Deduction from purchase price of vessels		348
Costs capitalised in vessels	$ 495	427
Impairment losses (Note 4)	6,607	0	$ 42,323
Loss on vessels' sale	8,300	695	$ 16,481
Apl Sardonyx [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels		$ 9,722
Apl Garnet [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	7,615
Hanjin Malta [Member]
Property, Plant and Equipment [Line Items]
Vessel Fair Value	5,020
Impairment losses (Note 4)	6,607
YM Los Angeles [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	21,500
YM New Jersey [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	21,500
Rotterdam [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	37,500
Deduction from purchase price of vessels	475
Hamburg [Member]
Property, Plant and Equipment [Line Items]
Contract price of vessels acquired	$ 38,500
Ym Los Angeles and Ym New Jersey [Member]
Property, Plant and Equipment [Line Items]
Number Of Memoranda Of Agreement	2
Rotterdam and Hamburg [Member]
Property, Plant and Equipment [Line Items]
Number Of Memoranda Of Agreement	2